EQUITY (Details Narrative) - USD ($)		1 Months Ended																		6 Months Ended
	Feb. 26, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Jan. 13, 2025
Short-Term Debt [Line Items]
Ordinary shares, authorized		100,000,000						100,000,000												100,000,000
Number of shares issued											7,636	6,979				2,914	1,896
Proceeds from issuance of common stock																				$ 2,344,560	$ 2,887,990
Debt instrumental face amount											$ 75,000	$ 100,000				$ 75,000	$ 50,000
Debt conversion price			$ 4.818	$ 4.596	$ 6.258	$ 6.249					$ 9.822	$ 14.328			$ 20.01	$ 25.737	$ 26.37
Stock options outstanding, shares								0						0							0
Unrecognized compensation expense related to non-vested share options		$ 0						$ 0												0
Administrative expense																				4,700,561	$ 2,781,775
Options exercised																				$ 0
Investor [Member]
Short-Term Debt [Line Items]
Number of shares issued								60,000	40,000
Shares issued price per share							$ 7.947		$ 11.46
Shares issued price per share one									$ 9.0
Proceeds from issuance of common stock							$ 317,880	$ 504,000	$ 417,400
Investor [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Shares issued price per share								$ 8.7
Investor [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Shares issued price per share one								$ 8.16
Directors Executive Officers and Employees [Member]
Short-Term Debt [Line Items]
Stock issued during period shares issued for services								66,667
Issuance of shares, value								$ 820,400
Directors Executive Offcers Employee [Member]
Short-Term Debt [Line Items]
Stock issued during period shares issued for services							40,000
Employee [Member]
Short-Term Debt [Line Items]
Stock option granted																				0	0
Stock options exercised																				0	0
Consultants [Member] | 2016 Equity Incentive Plan [Member]
Short-Term Debt [Line Items]
Warrant issued to consultants
Administrative expense
Convertible Promissory Note One [Member]
Short-Term Debt [Line Items]
Debt conversion price							$ 7.398		$ 9.804
Convertible promissory note									$ 75,000
Conversion of ordinary shares									7,650
Convertible Promissory Note Two [Member]
Short-Term Debt [Line Items]
Debt instrumental face amount																						$ 1,311,000
Debt conversion price							$ 7.299		$ 9.546													$ 90.0
Convertible promissory note									$ 102,507
Conversion of ordinary shares									10,738
Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Debt conversion price			$ 4.818	$ 4.596	$ 6.258	$ 6.249				$ 13.398					$ 20.01
Partial principal and accrued interest amount			$ 108,500	$ 100,000	$ 100,000	$ 125,000				$ 75,000					$ 100,000
Number of shares converted			22,520	21,758	15,980	20,003	39,741			5,598					4,998
Convertible Promissory Note One [Member]
Short-Term Debt [Line Items]
Debt conversion price							$ 7.398
Partial principal and accrued interest amount							$ 50,000
Convertible Promissory Note Two [Member]
Short-Term Debt [Line Items]
Debt conversion price							$ 7.299
Partial principal and accrued interest amount							$ 100,000
Convertible Promissory Note Three [Member]
Short-Term Debt [Line Items]
Debt conversion price							$ 6.483
Partial principal and accrued interest amount							$ 125,000
Investor [Member]
Short-Term Debt [Line Items]
Number of shares issued	333,334	86,000		266,667		16,667							20,000	19,334	46,000		19,667	10,333	19,333
Shares issued price per share		$ 3.38		$ 6.0		$ 8.16							$ 18.0	$ 18.6	$ 23.1		$ 31.8	$ 32.7	$ 36.3	$ 3.38	$ 18.6
Shares issued price per share one															$ 19.89		$ 29.7	$ 32.4	$ 31.8
Proceeds from issuance of common stock		$ 290,680		$ 1,600,000		$ 136,000							$ 360,000	$ 359,600	$ 951,240		$ 584,050	$ 336,300	$ 656,800
Shares issued price per share two															$ 19.5		$ 28.35